UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	November 1, 2017 — April 30, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Short Duration Bond Fund

Semiannual report
4 | 30 | 18

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PARTX

*Effective June 1, 2018, Putnam Absolute Return 100 Fund® was renamed Putnam Short Duration Bond Fund.

Putnam
Short Duration Bond
Fund

Semiannual report
4 | 30 | 18

Consider these risks before investing: The effects of inflation may erode the value of your investment over time. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market or industry perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. The fund may not achieve its goal, and it is not intended to be a complete investment program. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. You can lose money by investing in the fund.

Message from the Trustees

June 12, 2018

Dear Fellow Shareholder:

After an extended period of record advances and low volatility for global financial markets, the first half of 2018 has been considerably more challenging. Stocks began the year against a backdrop of optimism, but quickly lost ground in February with a sharp downturn that pushed the U.S. market into correction territory. Stocks subsequently recovered somewhat, but markets have remained choppy. Bond markets have also had a series of ups and downs, due in part to uncertainty surrounding trade policy and the trajectory of U.S. interest rates.

While volatility and declines can be unsettling, seasoned investors recognize that they are natural and ultimately can restore balance in the financial markets. In this changing environment, Putnam’s experienced investment professionals continue to monitor risks and seek opportunities. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors in all types of markets.

As always, we believe investors should maintain a well-diversified portfolio, think about long-term goals, and speak regularly with their financial advisors. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 2.25%; had they, returns would have been lower. See below and pages 8–10 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

As of June 1, 2018, the ICE BofAML 1-3 Year U.S. Corporate Index, an unmanaged index of U.S. investment-grade corporate debt with a remaining term to maturity of less than 3 years, replaced the ICE BofAML U.S. Treasury Bill Index as the primary benchmark for this fund. In Putnam Investment Management, LLC’s opinion, the securities tracked by the ICE BofAML 1-3 Year U.S. Corporate Index more accurately reflect the types of securities that generally will be held by the fund.

* Before June 1, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

† The ICE BofAML U.S Treasury Bill-ICE BofAML 1-3 Year U.S. Corporate Linked Benchmark represents performance of the ICE BofAML U.S. Treasury Bill Index from the inception date of the fund, December 23, 2008, through May 31, 2018, and performance of the ICE BofAML 1-3 Year U.S. Corporate Index from June 1, 2018, and thereafter (periods not shown in this chart).

‡ Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/18. See above and pages 8–10 for additional fund performance information. Index descriptions can be found on page 13.

2 Short Duration Bond Fund

Bill is Chief Investment Officer, Fixed Income. He has an M.B.A. from the Haas School of Business, University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, Albert Chan, CFA; Michael V. Salm; and Paul D. Scanlon, CFA are Portfolio Managers of the fund.

Bill, what was the fund’s investment environment like during the reporting period?

Overall, following a solid first half, the second half of the period was volatile, with investor risk aversion returning after being largely absent from the market for the past two years.

Improving economic growth and the continuation of a positive trend for corporate profits bolstered investor sentiment from the beginning of the period until late January. U.S. gross domestic product [GDP] registered three consecutive quarters of annualized growth near 3% in the second through fourth quarters of 2017.

The environment changed considerably in late January due to interest-rate jitters, collapsing strategies predicated on market volatility remaining low, and uncertainty about inflation expectations and a corresponding response from the Federal Reserve. Credit-sensitive bonds and other risk-driven assets faced further pressure in February when the Trump administration announced that it would impose tariffs on imports of steel and aluminum, sparking widespread fear of a trade war.

Short Duration Bond Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 4/30/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

In April, the U.S. unemployment rate fell to 3.9%, its lowest level since December 2000. This development, coupled with oil prices that approached $70 per barrel late in the period, added to investor unease about inflation. Reflecting this concern, the yield on the benchmark 10-year U.S. Treasury reached 3% in late April, its highest level in more than four years.

U.S. GDP growth slowed to a 2.3% annual rate in 2018’s first quarter, reflecting reduced consumer spending following several months of strong demand. At the same time, however, business investment in buildings, equipment, and software moderated slightly from the fourth quarter but remained robust overall.

The fund generated a positive return for the six-month reporting period. Which holdings and strategies aided performance?

Our mortgage-credit positions were the biggest contributor, led by an allocation to mezzanine commercial mortgage-backed securities [CMBS]. We mainly held CMBS that were issued between 2011 and 2014. The yield spreads for these bonds stayed in a relatively tight range while spreads widened in other market sectors during the second half of the period. [Bond prices fall as spreads widen.] Also, our long exposure to the BBB-rated tranche within the CMBX — an index that references a basket of CMBS issued in a particular year — proved additive. Additionally, CMBS interest-only securities provided steady, modest gains during most of the period.

By way of background, mezzanine CMBS are lower in the capital structure of a deal backed by a pool of commercial mortgage loans. They normally provide a yield advantage over higher-rated bonds along with meaningful principal protection.

Within non-agency residential mortgage-backed securities [RMBS], positions in pay-option adjustable-rate MBS provided a further boost

4 Short Duration Bond Fund

to results. These securities benefited from the favorable risk environment that prevailed until late January, along with the fact that there was no new supply of these bonds coming to market.

Were there other parts of the portfolio that contributed?

Positions in investment-grade corporate bonds performed well during the first half of the period. However, increased volatility and spread widening in February and March limited the contribution from this part of the portfolio.

Investments in emerging-market debt were marginally additive, led by holdings of government bonds issued by Russia and Brazil.

What about detractors?

Our tactical yield-curve positioning moderately hampered performance, as yields rose across the curve in January and February. Also, the portfolio was positioned to benefit if the yield curve became steeper. However, our timing

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/18. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Short Duration Bond Fund 5

worked against the fund here, since the curve generally flattened during the period before steepening somewhat in April.

How did you use derivatives during the period?

We used interest-rate swaps and Treasury bond futures to take tactical positions at various points along the yield curve, to hedge the fund’s duration and yield-curve positioning, and to gain exposure to rates in various countries. We also employed options to hedge the portfolio’s interest-rate risk, to isolate the prepayment risks associated with our holdings of collateralized mortgage obligations, and to help manage downside risks. We used credit default swaps to hedge credit and market risk, and to efficiently access specific issuers and market sectors. Also, in using CMBX, we took CMBS risk in a derivative form that, in our view, provides better liquidity and relative value versus the underlying cash bonds.

Looking ahead, what market sectors do you find to be most attractive?

We think sustained U.S. economic growth, solid employment data, and a strong housing market may continue to provide a supportive backdrop for mortgage credit. As a result, we have a positive outlook for securitized mortgage products, such as CMBS, agency interest-only collateralized mortgage obligations, credit risk-transfer securities, and non-agency RMBS.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

6 Short Duration Bond Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Short Duration Bond Fund 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Before June 1, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/18

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	15.09%	1.51%	7.29%	1.42%	5.43%	1.78%	2.48%	1.16%
After sales charge	12.50	1.27	4.88	0.96	3.05	1.01	0.17	–1.11
Class B (12/23/08)
Before CDSC	12.64	1.28	6.20	1.21	4.80	1.58	2.21	1.10
After CDSC	12.64	1.28	6.20	1.21	4.80	1.58	1.21	0.10
Class C (12/23/08)
Before CDSC	7.39	0.76	3.31	0.65	3.13	1.03	1.69	0.88
After CDSC	7.39	0.76	3.31	0.65	3.13	1.03	0.69	–0.11
Class M (12/23/08)
Before sales charge	14.39	1.45	6.96	1.36	5.20	1.70	2.33	1.12
After sales charge	13.53	1.37	6.16	1.20	4.41	1.45	1.56	0.36
Class R (12/23/08)
Net asset value	12.40	1.26	5.98	1.17	4.58	1.50	2.18	1.08
Class R6 (7/2/12)
Net asset value	17.95	1.78	8.70	1.68	6.25	2.04	2.74	1.33
Class Y (12/23/08)
Net asset value	17.79	1.77	8.59	1.66	6.16	2.01	2.64	1.23

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 2.25% and 0.75% sales charge, respectively, levied at the time of purchase. Prior to June 1, 2018, the maximum sales charge for class A shares was 1.00%. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 1% in the first year, declining over time to 0.50% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

8 Short Duration Bond Fund

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Comparative index returns For periods ended 4/30/18

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
ICE BofAML 1-3 Year U.S.
Corporate Index	39.40%	3.62%	7.31%	1.42%	4.05%	1.33%	0.65%	–0.40%
ICE BofAML U.S. Treasury
Bill-ICE BofAML 1-3 Year
U.S. Corporate Linked	2.69	0.28	1.86	0.37	1.71	0.57	1.11	0.64
Benchmark*

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

As of June 1, 2018, the ICE BofAML 1-3 Year U.S. Corporate Index, an unmanaged index of U.S. investment-grade corporate debt with a remaining term to maturity of less than 3 years, replaced the ICE BofAML U.S. Treasury Bill Index as the primary benchmark for this fund. In Putnam Investment Management, LLC’s opinion, the securities tracked by the ICE BofAML 1-3 Year U.S. Corporate Index more accurately reflect the types of securities that generally will be held by the fund.

* The ICE BofAML U.S. Treasury Bill-ICE BofAML 1-3 Year U.S. Corporate Linked Benchmark represents performance of the ICE BofAML U.S. Treasury Bill Index from the inception date of the fund, December 23, 2008, through May 31, 2018, and performance of the ICE BofAML 1-3 Year U.S. Corporate Index from June 1, 2018, and thereafter (periods not shown in this chart).

Fund price and distribution information For the six-month period ended 4/30/18

Distributions	Class A		Class B	Class C	Class M		Class R	ClassR6	Class Y
Number	1		1	1	1		1	1	1
Income	$0.226		$0.199	$0.138	$0.221		$0.218	$0.253	$0.253
Capital gains	—		—	—	—		—	—	—
Total	$0.226		$0.199	$0.138	$0.221		$0.218	$0.253	$0.253
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
10/31/17	$10.15	$10.38	$10.10	$10.06	$10.12	$10.20	$10.19	$10.21	$10.19
4/30/18	10.04	10.27	10.01	10.01	10.01	10.09	10.08	10.09	10.06

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (2.25% for class A shares and 0.75% for class M shares) was levied at the time of purchase. Prior to June 1, 2018, the maximum sales charge for class A shares was 1.00%. Final distribution information will appear on your year-end tax forms.

Short Duration Bond Fund 9

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/18

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	14.86%	1.51%	7.50%	1.46%	5.42%	1.78%	2.27%	1.06%
After sales charge	12.28	1.26	5.08	1.00	3.05	1.01	–0.03	–1.21
Class B (12/23/08)
Before CDSC	12.41	1.27	6.30	1.23	4.70	1.54	2.00	0.89
After CDSC	12.41	1.27	6.30	1.23	4.70	1.54	1.00	–0.10
Class C (12/23/08)
Before CDSC	7.17	0.75	3.51	0.69	3.03	1.00	1.49	0.68
After CDSC	7.17	0.75	3.51	0.69	3.03	1.00	0.49	–0.31
Class M (12/23/08)
Before sales charge	14.16	1.44	7.17	1.39	5.20	1.70	2.23	1.01
After sales charge	13.30	1.36	6.36	1.24	4.41	1.45	1.46	0.26
Class R (12/23/08)
Net asset value	12.17	1.25	6.08	1.19	4.58	1.50	1.98	0.98
Class R6 (7/2/12)
Net asset value	17.60	1.76	8.80	1.70	6.14	2.01	2.53	1.13
Class Y (12/23/08)
Net asset value	17.55	1.76	8.80	1.70	6.16	2.01	2.54	1.13

See the discussion following the fund performance table on page 8 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 10/31/17	0.66%	0.86%	1.41%	0.71%	0.91%	0.41%	0.41%
Annualized expense ratio for the
six-month period ended 4/30/18*	0.66%	0.86%	1.41%	0.71%	0.91%	0.41%	0.41%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Includes an increase of 0.01% from annualizing the performance fee adjustment for the six months ended 4/30/18.

10 Short Duration Bond Fund

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/17 to 4/30/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.29	$4.29	$7.02	$3.54	$4.54	$2.05	$2.05
Ending value (after expenses)	$1,011.60	$1,011.00	$1,008.80	$1,011.20	$1,010.80	$1,013.30	$1,012.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/18, use the following calculation method. To find the value of your investment on 11/1/17, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.31	$4.31	$7.05	$3.56	$4.56	$2.06	$2.06
Ending value (after expenses)	$1,021.52	$1,020.53	$1,017.80	$1,021.27	$1,020.28	$1,022.76	$1,022.76

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Short Duration Bond Fund 11

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 2.25% maximum sales charge for class A shares and 0.75% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 1% maximum during the first year to 0.50% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. Effective March 1, 2018, they are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

12 Short Duration Bond Fund

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) 1-3 Year U.S. Corporate Index is an unmanaged index of U.S. investment-grade corporate debt with a remaining term to maturity of less than three years.

ICE BofAML U.S. Treasury Bill is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Short Duration Bond Fund 13

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2018, Putnam employees had approximately $510,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

14 Short Duration Bond Fund

Trustee approval of management contract

Consideration of a new management contract

At their meeting on January 26, 2018, the Trustees of the fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), approved, subject to approval by the fund’s shareholders, a new management contract with Putnam Investment Management (“Putnam Management”). In substance, the new management contract differed from the existing management contract only in that it would eliminate the performance adjustment component (subject to an eighteen-month transition period during which the fund will continue to receive the benefit of any performance adjustment that reduces the management fee) in calculating the fund’s management fee.

In considering whether to approve the new management contract, the Trustees considered information provided by Putnam Management about the elimination of the performance adjustment component, including, among other things, Putnam Management’s view that the performance adjustment component would not be appropriate for the fund in light of the repositioning of the fund as a relative return, short-term bond fund. In addition, the Trustees considered that, following the eighteen-month transition period, the removal of the performance adjustment component of the management fee could result in lower or higher management fees under the new management contract depending on the fund’s performance. The Trustees also took into account that they had most recently approved the annual continuation of the fund’s existing management contract with Putnam Management in June 2017. Because, other than the elimination of the performance adjustment, the effective date of the contract, and the initial term of the contract, the new management contract was identical to the fund’s existing management contract, the Trustees relied to a considerable extent on their previous approval of the continuance of the fund’s existing management contract, which is described below.

After considering the factors described above relating to the elimination of the performance adjustment component under the new management contract, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the fund’s current management contract in June 2017, the Trustees, including the Independent Trustees, approved the new management contract.

General conclusions in connection with the Trustees’ previous approval of the continuance of the fund’s existing management contract

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management, the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2017, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

Short Duration Bond Fund 15

In May 2017, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2017 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2017. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, including in the case of your fund, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund pays a management fee at a fixed rate of 40 basis points to Putnam Management. Putnam Management is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses (including investor servicing fees), excluding only fees payable under the fund’s distribution plans, any applicable performance-based upward or downward adjustments to the fund’s base management fee, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses. This management contract was approved initially by the Trustees on December 14, 2012, and has been in effect since March 2013.

16 Short Duration Bond Fund

In addition, your fund’s management contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the management contract. In the course of reviewing investment performance, the Trustees examined the operation of your fund’s performance fees and concluded that these fees were operating effectively to align further Putnam Management’s economic interests with those of the fund’s shareholders.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations that were in effect during your fund’s fiscal year ending in 2016. These expense limitations were: (i) a contractual expense limitation applicable to specified retail open-end funds, including your fund, of 25 basis points (until September 1, 2016, this limitation was 32 basis points) on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2016. (In light of the fact that, under your fund’s management contract, Putnam Management bears many of the fund’s organizational and operating expenses, as a practical matter it is unlikely that these expense limitations would become operative with respect to your fund.) Putnam Management has agreed to maintain these expense limitations until at least February 28, 2019. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2016. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2016 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans, charities, college endowments, foundations, sub-advised third-party mutual funds, state, local and non-U.S. government entities, and corporations. This information included, in cases where an

Short Duration Bond Fund 17

institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam Funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. In addition, in response to a request from the Independent Trustees, Putnam Management provided the Trustees with in-depth presentations regarding each of the equity and fixed income investment teams, including the operation of the teams and their investment approaches. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2016 was a challenging year for the performance of the Putnam funds, with generally disappointing results for the international and global equity funds and taxable fixed income funds, mixed results for small-cap equity, Spectrum, global asset allocation, equity research and tax exempt fixed income funds, but generally strong results for U.S. equity funds. The Trustees noted, however, that they were encouraged by the positive performance trend since mid-year 2016 across most Putnam Funds. In particular, from May 1, 2016 through April 30, 2017, 51% of Putnam Fund assets were in the top quartile and 87% were above the median of the Putnam Funds’ competitive industry rankings. They noted that the longer-term performance of the Putnam funds generally continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 5th-best performing mutual fund complex out of 54 complexes for the five-year period ended December 31, 2016. In addition, while the survey ranked the Putnam Funds 52nd out of 61 mutual fund complexes for the one-year period ended 2016, the Putnam Funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2016 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees

18 Short Duration Bond Fund

considered information about your fund’s total return, its performance relative to its benchmark and its targeted return over the one-year, three-year and five-year periods ended December 31, 2016. The fund seeks to achieve its targeted annual return over a reasonable period of time, generally at least three years or more, and the fund’s performance is not necessarily expected to match its targeted annual return over shorter periods. Your fund’s class A shares’ return net of fees and expenses was positive and exceeded the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2016. Your fund’s class A shares’ return net of fees and expenses exceeded the fund’s targeted annual return, which is the return of its benchmark plus 100 basis points, over the one-year and five-year periods, and trailed its targeted annual return over the three-year period. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee, including any developments with respect to the European Union’s updated Markets in Financial Instruments Directive and its potential impact on PIL’s use of client commissions to obtain investment research. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Short Duration Bond Fund 19

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

20 Short Duration Bond Fund

The fund’s portfolio 4/30/18 (Unaudited)

	Principal
CORPORATE BONDS AND NOTES (52.8%)*	amount	Value
Banking (16.4%)
ABN AMRO Bank NV 144A sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.64%), 2.995%, 1/18/19 (Netherlands)	$1,125,000	$1,129,248
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr.
unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 3.362%, 1/25/22
(United Kingdom)	1,500,000	1,520,871
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	206,712
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN,
2.151%, 11/9/20	535,000	522,312
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%,
4/13/21 (Canada)	350,000	348,578
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub.
notes 2.20%, 7/20/20 (France)	605,000	591,532
BNP Paribas SA company guaranty sr. unsec. unsub. notes
Ser. BKNT, 5.00%, 1/15/21 (France)	600,000	629,431
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	520,000	513,609
Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20	695,000	683,602
Commonwealth Bank of Australia 144A sr. unsec. notes 1.75%,
11/7/19 (Australia)	500,000	490,686
Commonwealth Bank of Australia 144A unsec. notes 2.20%,
11/9/20 (Australia)	1,145,000	1,115,134
Credit Suisse AG unsec. sub. notes 5.40%, 1/14/20	1,000,000	1,035,672
HBOS PLC 144A unsec. sub. notes Ser. GMTN, 6.75%, 5/21/18
(United Kingdom)	1,364,000	1,367,042
HSBC USA, Inc. sr. unsec. unsub. notes 2.00%, 8/7/18	1,000,000	999,086
JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20	1,000,000	988,554
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	135,000	133,166
KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	447,000	446,467
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT,
2.05%, 8/17/20	555,000	541,714
National Australia Bank, Ltd., NY sr. unsec. notes 2.80%,
1/10/22 (Australia)	1,500,000	1,470,632
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	350,000	342,725
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%,
3/2/20 (Canada)	735,000	722,952
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%,
7/27/18 (Canada)	435,000	434,856
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)	200,000	210,050
Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18
(United Kingdom)	1,535,000	1,538,053
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%,
3/11/20 (Sweden)	1,645,000	1,620,567
Svenska Handelsbanken AB company guaranty sr. unsec. notes
1.95%, 9/8/20 (Sweden)	630,000	612,744
U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	940,000	940,197
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,015,000	1,004,393
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%,
3/6/20 (Australia)	1,500,000	1,476,535
		23,637,120

Short Duration Bond Fund 21

	Principal
CORPORATE BONDS AND NOTES (52.8%)* cont.	amount	Value
Basic materials (1.2%)
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes
5.40%, 11/1/20	$1,000,000	$1,052,675
Southern Copper Corp. sr. unsec. unsub. notes 5.875%,
4/23/45 (Peru)	200,000	223,696
WestRock RKT Co. company guaranty sr. unsec. unsub. notes
4.45%, 3/1/19	450,000	455,082
		1,731,453
Capital goods (2.3%)
Boeing Co. (The) sr. unsec. bonds 8.75%, 8/15/21	865,000	1,019,294
Rockwell Collins, Inc. sr. unsec. sub. notes 1.95%, 7/15/19	1,000,000	987,088
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	1,185,000	1,162,557
Waste Management, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 6/30/20	153,000	158,466
		3,327,405
Communication services (1.5%)
AT&T, Inc. 144A sr. unsec. notes 4.30%, 2/15/30	1,021,000	988,308
NBCUniversal Media, LLC company guaranty sr. unsec. unsub.
notes 5.15%, 4/30/20	155,000	161,452
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 0.37%), 2.209%, 8/15/19	1,000,000	1,002,445
		2,152,205
Conglomerates (0.9%)
Siemens Financieringsmaatschappij NV 144A company guaranty
sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	1,255,000	1,240,157
		1,240,157
Consumer cyclicals (2.5%)
Autonation, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 2/1/20	100,000	103,514
BMW US Capital, LLC 144A company guaranty sr. unsec. notes
2.00%, 4/11/21	510,000	491,815
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 3.10%, 1/15/19	1,000,000	1,001,974
Moody’s Corp. sr. unsec. unsub. notes 2.75%, 12/15/21	1,000,000	977,502
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
3.30%, 8/14/20	1,010,000	1,011,691
		3,586,496
Consumer finance (1.2%)
Air Lease Corp. sr. unsec. notes 2.625%, 9/4/18	1,385,000	1,385,174
American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%,
perpetual maturity	370,000	370,925
		1,756,099
Consumer staples (4.3%)
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.625%, 1/14/20	1,905,000	1,893,992
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 4.90%, 2/1/46	577,000	598,612
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec.
unsub. bonds 3.65%, 2/1/26	578,000	565,110
Conagra Brands, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month
+ 0.50%), 2.831%, 10/9/20	390,000	390,468

22 Short Duration Bond Fund

	Principal
CORPORATE BONDS AND NOTES (52.8%)* cont.	amount	Value
Consumer staples cont.
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR
USD 3 Month + 0.82%), 2.631%, 8/10/22	$1,000,000	$1,005,129
Molson Coors Brewing Co. company guaranty sr. unsec. unsub.
notes 1.90%, 3/15/19	680,000	674,966
Mondelez International Holdings Netherlands BV 144A company
guaranty sr. unsec. unsub. notes 1.625%, 10/28/19 (Netherlands)	1,000,000	980,230
		6,108,507
Energy (5.6%)
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
1.768%, 9/19/19 (United Kingdom)	255,000	251,127
Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19	530,000	524,981
EQT Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.77%),
3.078%, 10/1/20	375,000	375,833
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	25,000	29,741
Petrobras Global Finance BV company guaranty sr. unsec. notes
Ser. REGS, 5.299%, 1/27/25 (Brazil)	51,000	50,159
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	333,000	357,143
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.25%, 3/17/44 (Brazil)	243,000	241,287
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 5.75%, 2/1/29 (Brazil)	180,000	171,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 5.625%, 5/20/43 (Brazil)	139,000	116,065
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)	762,000	892,493
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	676,000	709,800
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	53,000	55,981
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	1,216,000	1,258,370
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
5.50%, 1/21/21 (Mexico)	1,500,000	1,554,576
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	99,000	93,303
Phillips 66 144A company guaranty sr. unsec. FRN (BBA LIBOR USD
3 Month + 0.75%), 3.098%, 4/15/20	1,000,000	1,000,180
Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%,
11/8/20 (Norway)	343,000	342,999
		8,025,038
Financial (3.2%)
GE Capital International Funding Co. Unlimited Co. company
guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)	930,000	908,091
KKR Group Finance Co., LLC 144A company guaranty sr. unsec.
unsub. notes 6.375%, 9/29/20	1,977,000	2,121,407
Macquarie Bank, Ltd. 144A sr. unsec. notes 4.00%,
7/29/25 (Australia)	310,000	309,302
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%,
8/13/19 (Australia)	260,000	273,974

Short Duration Bond Fund 23

	Principal
CORPORATE BONDS AND NOTES (52.8%)* cont.	amount	Value
Financial cont.
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20
(United Kingdom)	$380,000	$371,974
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 3.00%, 4/15/21 (Switzerland)	565,000	556,784
		4,541,532
Health care (2.8%)
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	730,000	730,191
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	1,030,000	1,072,578
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	385,000	382,917
CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18	430,000	429,013
Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18	269,000	270,670
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	635,000	625,731
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 1.90%, 9/23/19 (Ireland)	500,000	491,229
		4,002,329
Insurance (2.7%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	325,000	318,066
Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB
8.125%, 6/15/38	235,000	235,588
Marsh & McLennan Companies, Inc. sr. unsec. unsub. notes
2.75%, 1/30/22	1,000,000	972,819
MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	1,180,000	1,227,208
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	790,000	771,533
Protective Life Global Funding 144A notes 2.262%, 4/8/20	325,000	319,899
		3,845,113
Investment banking/Brokerage (2.3%)
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR
USD 3 Month + 1.17%), 3.009%, 11/15/21	1,500,000	1,519,980
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.60%, 12/27/20	280,000	275,860
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month
+ 1.18%), 3.539%, 1/20/22	1,500,000	1,522,626
		3,318,466
Technology (3.3%)
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	1,395,000	1,389,214
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	359,000	353,947
Broadcom Corp./Broadcom Cayman Finance, Ltd. company
guaranty sr. unsec. unsub. notes 3.00%, 1/15/22	1,000,000	974,943
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	990,000	948,849
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19	1,110,000	1,104,947
		4,771,900
Transportation (0.4%)
FedEx Corp. company guaranty sr. unsec. unsub. notes
3.20%, 2/1/25	625,000	603,260
		603,260
Utilities and power (2.2%)
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes
5.75%, 9/15/19	500,000	516,317
Consolidated Edison Co. of New York, Inc. sr. unsec. notes
7.125%, 12/1/18	289,000	295,915

24 Short Duration Bond Fund

	Principal
CORPORATE BONDS AND NOTES (52.8%)* cont.	amount	Value
Utilities and power cont.
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A,
2.00%, 3/15/20	$320,000	$313,604
Southern Co. (The) sr. unsec. unsub. notes 2.35%, 7/1/21	1,430,000	1,389,584
Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A,
9.50%, 4/1/19	654,000	689,089
		3,204,509
Total corporate bonds and notes (cost $76,581,836)		$75,851,589

	Principal
MORTGAGE-BACKED SECURITIES (28.5%)*	amount	Value
Agency collateralized mortgage obligations (4.7%)
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month
US LIBOR + 1.70%), 3.597%, 10/25/27 (Bermuda)	$502,294	$504,491
Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%),
17.465%, 5/15/35	16,862	21,966
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
(1 Month US LIBOR + 4.75%), 6.647%, 10/25/24	257,029	285,947
Ser. 3724, Class CM, 5.50%, 6/15/37	36,183	38,998
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2,
(1 Month US LIBOR + 2.85%), 4.747%, 4/25/28	836,456	864,062
Ser. 3539, Class PM, 4.50%, 5/15/37	13,451	13,768
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2,
(1 Month US LIBOR + 2.60%), 4.497%, 12/25/27	250,868	256,121
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2,
(1 Month US LIBOR + 2.20%), 4.097%, 10/25/28	303,167	306,743
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2,
(1 Month US LIBOR + 2.20%), 4.097%, 3/25/25	61,053	61,297
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1,
(1 Month US LIBOR + 1.10%), 2.997%, 12/25/28	32,064	32,083
Ser. 3876, Class CA, 2.75%, 6/15/26	4,481	4,481
Ser. 3609, Class LK, 2.00%, 12/15/24	54,721	54,431
FRB Ser. 8, Class A9, IO, 0.437%, 11/15/28 W	82,289	1,136
FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43 W	228,187	2,236
Ser. 48, Class A2, IO, 0.212%, 7/25/33 W	360,117	2,593
Ser. 3835, Class FO, PO, zero %, 4/15/41	1,027,839	845,844
Federal National Mortgage Association
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
14.559%, 8/25/35	106,689	125,275
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
9.106%, 5/25/40	152,203	165,246
Ser. 05-68, Class PC, 5.50%, 7/25/35	13,724	14,039
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2,
(1 Month US LIBOR + 2.90%), 4.797%, 7/25/24	89,954	95,747
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
4.553%, 4/25/42	1,198,531	203,942
Ser. 09-100, Class PA, 4.50%, 4/25/39	348	347
Ser. 11-60, Class PA, 4.00%, 10/25/39	15,343	15,233
Ser. 03-43, Class YA, 4.00%, 3/25/33	159,854	160,618
Ser. 04-2, Class QL, 4.00%, 2/25/19	6,930	6,940
Ser. 10-155, Class A, 3.50%, 9/25/25	11,714	11,749

Short Duration Bond Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (28.5%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1,
(1 Month US LIBOR + 1.35%), 3.247%, 1/25/29	$103,865	$104,286
Ser. 10-81, Class AP, 2.50%, 7/25/40	63,928	62,184
Ser. 98-W2, Class X, IO, 0.602%, 6/25/28 W	538,848	26,296
Ser. 98-W5, Class X, IO, 0.06%, 7/25/28 W	155,955	7,611
Government National Mortgage Association
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	623,951	127,377
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	3,785,629	644,756
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,194,520	259,318
IFB Ser. 14-20, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.203%, 7/20/43	3,249,359	422,059
Ser. 09-32, Class AB, 4.00%, 5/16/39	20,239	20,779
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	8,579,997	833,976
Ser. 10-151, Class KO, PO, zero %, 6/16/37	121,294	98,683
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27 W	14,743	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27 W	42,647	375
FRB Ser. 98-3, IO, zero %, 9/19/27 W	19,382	—
FRB Ser. 98-4, IO, zero %, 12/19/26 W	31,047	—
		6,703,033
Commercial mortgage-backed securities (18.1%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.409%, 1/15/49 W	218,506	642
Banc of America Commercial Mortgage Trust 144A FRB Ser. 04-4,
Class XC, IO, 0.059%, 7/10/42 W	32,742	3
Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	551,000	501,410
Bear Stearns Commercial Mortgage Securities Trust 144A FRB
Ser. 06-PW11, Class B, 5.283%, 3/11/39 W	585,558	281,068
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D,
5.946%, 12/15/47 W	507,000	503,106
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47 W	240,000	237,484
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	310,000	311,754
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 6.001%, 5/15/46 W	327,810	332,075
COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14,
Class XA, IO, 0.922%, 2/10/47 W	9,727,628	239,008
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.778%, 12/10/44 W	522,000	521,023
FRB Ser. 14-CR17, Class C, 4.895%, 5/10/47 W	577,000	581,848
FRB Ser. 14-LC15, Class XA, IO, 1.473%, 4/10/47 W	12,079,737	546,004
FRB Ser. 13-LC13, Class XA, IO, 1.42%, 8/10/46 W	6,915,919	253,261
FRB Ser. 14-CR17, Class XA, IO, 1.274%, 5/10/47 W	6,005,604	256,013
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1,
Class AJ, 6.171%, 2/15/41 W	500,000	408,750
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.249%, 5/15/38 W	218,756	12

26 Short Duration Bond Fund

	Principal
MORTGAGE-BACKED SECURITIES (28.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
GCCFC Commercial Mortgage Trust FRB Ser. 05-GG5, Class B,
5.611%, 4/10/37 W	$327,294	$325,036
GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D,
4.561%, 6/10/48 W	647,852	656,864
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.108%, 1/10/47 W	748,000	736,556
FRB Ser. 14-GC22, Class C, 4.80%, 6/10/47 W	565,000	553,805
FRB Ser. 13-GC10, Class XA, IO, 1.694%, 2/10/46 W	4,548,593	279,466
FRB Ser. 13-GC12, Class XA, IO, 1.628%, 6/10/46 W	4,059,582	232,898
FRB Ser. 14-GC24, Class XA, IO, 0.958%, 9/10/47 W	3,047,866	112,171
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.196%, 8/10/43 W	108,000	111,115
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45 W	389,000	363,513
FRB Ser. 11-GC5, Class D, 5.565%, 8/10/44 W	319,000	305,542
FRB Ser. 13-GC12, Class D, 4.58%, 6/10/46 W	390,000	337,721
FRB Ser. 13-GC10, Class D, 4.558%, 2/10/46 W	521,000	484,027
JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	241,000	248,277
FRB Ser. 15-C33, Class XA, IO, 1.175%, 12/15/48 W	2,048,592	129,225
FRB Ser. 14-C22, Class XA, IO, 1.061%, 9/15/47 W	6,505,321	278,867
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.894%, 12/15/44 W	239,917	237,388
FRB Ser. 05-CB11, Class C, 5.711%, 8/12/37 W	500,000	514,750
FRB Ser. 12-C6, Class D, 5.306%, 5/15/45 W	500,000	487,400
Ser. 12-C6, Class AS, 4.117%, 5/15/45	494,000	500,783
FRB Ser. 13-C10, Class XA, IO, 1.19%, 12/15/47 W	9,823,482	397,851
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class E, 5.861%, 2/15/46 W	410,000	397,058
FRB Ser. 12-C6, Class E, 5.306%, 5/15/45 W	898,000	789,468
FRB Ser. 12-LC9, Class D, 4.518%, 12/15/47 W	173,000	171,924
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39 (In default) † W	527,000	42,224
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39 W	269,505	204,823
FRB Ser. 07-C2, Class XW, IO, 0.343%, 2/15/40 W	62,490	3
LSTAR Commercial Mortgage Trust 144A
FRB Ser. 15-3, Class B, 3.254%, 4/20/48 W	1,713,000	1,578,786
FRB Ser. 15-3, Class C, 3.254%, 4/20/48 W	338,000	293,066
Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D,
5.046%, 8/12/39 W	75,057	75,174
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO,
0.002%, 6/12/43 W	1,364,507	—
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC,
IO, 0.712%, 12/12/49 W	1,480,615	12,289
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47 W	231,000	223,625
Ser. 12-C5, Class AS, 3.792%, 8/15/45	388,000	389,016
FRB Ser. 13-C7, Class XA, IO, 1.525%, 2/15/46 W	13,172,817	697,303
FRB Ser. 14-C17, Class XA, IO, 1.36%, 8/15/47 W	8,412,972	360,689

Short Duration Bond Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (28.5%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB
Ser. 13-C7, Class XB, IO, 0.428%, 2/15/46 W	$24,165,000	$369,725
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class XA, IO,
2.272%, 3/15/45 W	3,644,806	229,315
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.21%, 8/10/49 W	300,000	305,414
FRB Ser. 12-C2, Class D, 5.051%, 5/10/63 W	279,000	264,954
FRB Ser. 12-C4, Class XA, IO, 1.802%, 12/10/45 W	3,660,262	216,481
FRB Ser. 12-C2, Class XA, IO, 1.495%, 5/10/63 W	14,972,744	676,705
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.465%, 10/15/44 W	315,000	312,837
FRB Ser. 06-C29, IO, 0.377%, 11/15/48 W	1,685,582	67
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 07-C31,
IO, 0.236%, 4/15/47 W	13,556,650	—
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.426%, 7/15/46 W	898,000	838,198
Ser. 12-LC5, Class AS, 3.539%, 10/15/45	703,000	699,401
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12,
Class D, 4.426%, 7/15/46 W	964,000	828,564
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47 W	100,000	99,271
FRB Ser. 12-C10, Class C, 4.53%, 12/15/45 W	267,000	265,820
Ser. 13-C18, Class AS, 4.387%, 12/15/46 W	491,000	506,339
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46 W	319,000	321,873
Ser. 13-C12, Class AS, 3.56%, 3/15/48	395,000	393,969
Ser. 13-C11, Class AS, 3.311%, 3/15/45	115,000	113,778
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.859%, 11/15/44 W	517,000	509,888
FRB Ser. 11-C2, Class D, 5.838%, 2/15/44 W	269,000	264,378
Ser. 11-C4, Class D, 5.401%, 6/15/44 W	1,217,000	1,179,042
Ser. 11-C4, Class E, 5.401%, 6/15/44 W	176,000	164,310
		26,062,493
Residential mortgage-backed securities (non-agency) (5.7%)
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR
+ 0.30%), 2.197%, 9/25/45	310,427	296,457
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A,
3.795%, 5/25/35 W	417,367	426,815
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
2.227%, 11/20/35	534,377	523,946
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
2.087%, 8/25/46	1,936,294	1,632,179
Countrywide Home Loans Mortgage Pass-Through Trust FRB
Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.517%, 4/25/35	210,404	182,837
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 7.797%, 10/25/28	467,620	548,513

28 Short Duration Bond Fund

	Principal
MORTGAGE-BACKED SECURITIES (28.5%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 7.597%, 4/25/28	$137,988	$160,405
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 7.447%, 4/25/28	1,144,177	1,289,255
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 6.897%, 7/25/25	16,328	18,183
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.147%, 4/25/29	20,000	22,707
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month
US LIBOR + 0.18%), 2.077%, 5/25/36	632,601	336,227
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2,
3.549%, 2/25/35 W	137,847	140,212
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
0.598%, 8/26/47	1,265,000	1,215,129
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%),
2.947%, 10/25/34	200,000	201,504
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7,
Class 1A1, (1 Month US LIBOR + 0.85%), 2.747%, 5/25/47	716,899	653,236
Structured Asset Securities Corp. Mortgage Loan Trust FRB
Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.057%, 4/25/36	173,658	173,018
Vericrest Opportunity Loan Transferee LXI, LLC 144A Ser. 17-NPL8,
Class A1, 3.125%, 6/25/47	163,720	162,287
Vericrest Opportunity Loan Transferee LXIII, LLC 144A Ser. 17-NP10,
Class A1, 3.00%, 10/25/47	252,818	248,393
		8,231,303
Total mortgage-backed securities (cost $42,156,656)		$40,996,829

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (8.9%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.9%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 5/1/48	$3,000,000	$3,113,203
4.00%, TBA, 5/1/48	1,000,000	1,022,891
		4,136,094
U.S. Government Agency Mortgage Obligations (6.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 8/1/18 to 10/1/18	1,820	1,822
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 9/1/18 to 9/1/19	1,591	1,596
4.00%, TBA, 5/1/48	1,000,000	1,018,594
3.50%, 6/1/56	886,831	884,025
3.00%, TBA, 5/1/48	7,000,000	6,754,453
		8,660,490
Total U.S. government and agency mortgage obligations (cost $12,894,495)		$12,796,584

Short Duration Bond Fund 29

FOREIGN GOVERNMENT AND AGENCY	Principal amount/
BONDS AND NOTES (3.1%)*	units	Value
Argentina (Republic of) sr. unsec. unsub. bonds 7.625%,
4/22/46 (Argentina)	$275,000	$266,063
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)	570,000	567,726
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)	230,000	222,558
Colombia (Republic of) sr. unsec. notes 3.875%,
4/25/27 (Colombia)	505,000	488,184
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)	380,000	396,386
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/15/24 (Indonesia)	675,000	733,294
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)	600,000	618,750
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)	300,000	340,125
Russia (Federation of) 144A sr. unsec. notes 4.375%,
3/21/29 (Russia)	800,000	775,024
Total foreign government and agency bonds and notes (cost $4,435,157)		$4,408,110

	Principal
ASSET-BACKED SECURITIES (2.6%)*	amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB
Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.697%, 11/25/50	$788,000	$788,000
Station Place Securitization Trust 144A FRB Ser. 18-1, Class A,
(1 Month US LIBOR + 0.90%), 2.475%, 4/24/19	2,972,000	2,972,000
Total asset-backed securities (cost $3,760,000)		$3,760,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$7,230,000	$72,951
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	3,253,500	29,054
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	3,253,500	6,962
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	7,230,000	7
Citibank, N.A.
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	318,100	36,556
2.884/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.884	2,355,700	13,592
2.84/3 month USD-LIBOR-BBA/May-28	May-18/2.84	4,428,400	6,510
2.81/3 month USD-LIBOR-BBA/May-28	May-18/2.81	1,107,100	454
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47	2,892,000	347
2.75/3 month USD-LIBOR-BBA/May-28	May-18/2.75	1,107,100	155
2.715/3 month USD-LIBOR-BBA/May-28	May-18/2.715	2,214,200	22
Credit Suisse International
(2.8675)/3 month USD-LIBOR-BBA/May-28	May-18/2.8675	2,355,700	24,523
(3.0925)/3 month USD-LIBOR-BBA/May-28	May-18/3.0925	4,711,300	5,324
2.80/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.80	3,140,900	4,523
Goldman Sachs International
(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375	4,574,300	8,051
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	607,300	1,318

30 Short Duration Bond Fund

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Goldman Sachs International cont.
2.666/3 month USD-LIBOR-BBA/May-28	May-18/2.666	$2,214,200	$199
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	2,631,700	3
2.51125/3 month USD-LIBOR-BBA/May-20	May-18/2.51125	3,140,900	3
JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	7,230,000	73,818
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	3,253,500	29,314
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68	2,892,000	8,907
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	3,253,500	6,865
2.875/3 month USD-LIBOR-BBA/May-28	May-18/2.875	4,397,200	4,441
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	7,230,000	7
Morgan Stanley & Co. International PLC
(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225	6,281,700	18,029
(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375	3,049,500	6,251
2.78/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.78	3,140,900	3,863
2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355	2,892,000	3
Wells Fargo Bank, N.A.
2.50/3 month USD-LIBOR-BBA/May-20	May-18/2.50	4,711,300	5
Total purchased swap options outstanding (cost $314,934)			$362,057

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.1%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/$96.69	$4,000,000	$4,000,000	$17,824
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/96.84	4,000,000	4,000,000	15,384
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.00	4,000,000	4,000,000	13,196
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/98.69	12,000,000	12,000,000	89,088
Total purchased options outstanding (cost $160,313)				$135,492

SHORT-TERM INVESTMENTS (8.4%)*	Principal amount	Value
American Electric Power Co., Inc. 144A commercial paper
2.344%, 5/24/18	$1,000,000	$998,470
Arrow Electronics, Inc. commercial paper 2.503%, 5/11/18	1,000,000	999,283
Canadian Natural Resources, Ltd. commercial paper
2.454%, 5/23/18	1,000,000	998,539
E. I. du Pont de Nemours & Co. commercial paper 2.225%, 5/29/18	1,000,000	998,136
Florida Power & Light Co. commercial paper 2.230%, 5/17/18	1,000,000	999,018
Hawaiian Electric Co., Inc. commercial paper 2.601%, 5/3/18	1,000,000	999,817
Kansas City Southern 144A commercial paper 2.472%, 5/9/18	500,000	499,709
LVMH Moet Hennessy Louis Vuitton SA commercial paper
2.433%, 6/26/18	1,000,000	996,862

Short Duration Bond Fund 31

SHORT-TERM INVESTMENTS (8.4%)* cont.	Principal amount	Value
Potash Corp. of Saskatchewan,Inc. commercial paper
2.506%, 5/10/18	$1,000,000	$999,384
U.S. Treasury Bills 1.809%, 7/19/18 ∆ §	817,000	813,854
U.S. Treasury Bills 1.489%, 5/24/18 # ∆ §	687,000	686,299
U.S. Treasury Bills 1.843%, 7/26/18 § Φ	524,000	521,772
U.S. Treasury Bills 1.499%, 6/7/18 ∆ §	317,000	316,466
U.S. Treasury Bills 1.461%, 5/10/18 ∆ §	172,000	171,934
U.S. Treasury Bills 1.523%, 6/21/18 §	97,000	96,768
UDR, Inc. commercial paper 2.265%, 5/30/18	1,000,000	998,058
Total short-term investments (cost $12,094,136)		$12,094,369

TOTAL INVESTMENTS
Total investments (cost $152,397,527)		$150,405,030

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $143,759,378.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $15,982 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

32 Short Duration Bond Fund

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $539,310 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

Φ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $113,510 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,890,198 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $21,235,964 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	77.5%	Indonesia	1.1%
United Kingdom	3.5	Argentina	1.0
Australia	3.4	Ireland	0.9
Canada	2.3	France	0.8
Netherlands	2.2	Russia	0.5
Mexico	1.9	Other	1.7
Brazil	1.7	Total	100.0%
Sweden	1.5

FUTURES CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
	Number of	Notional		Expiration	Unrealized
	contracts	amount	Value	date	appreciation
U.S. Treasury Note 2 yr (Short)	10	$2,120,469	$2,120,469	Jun-18	$6,386
Unrealized appreciation					6,386
Unrealized depreciation					—
Total					$6,386

Short Duration Bond Fund 33

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/18 (premiums $315,344) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$3,253,500	$163
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	7,230,000	1,229
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	3,253,500	22,254
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	7,230,000	74,180
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	2,725,000	12,944
Citibank, N.A.
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	2,892,000	607
(2.87)/3 month USD-LIBOR-BBA/May-28	May-18/2.87	1,107,100	1,185
3.015/3 month USD-LIBOR-BBA/May-28	May-18/3.015	2,214,200	3,233
(2.739)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.739	2,355,700	5,936
(2.93)/3 month USD-LIBOR-BBA/May-28	May-18/2.93	2,214,200	8,170
3.029/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.029	2,355,700	17,927
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	2,725,000	18,040
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	1,446,000	54,861
Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.915	706,700	5,117
2.9675/3 month USD-LIBOR-BBA/May-28	May-18/2.9675	7,067,000	32,720
Goldman Sachs International
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	5,784,000	1,099
2.75125/3 month USD-LIBOR-BBA/May-20	May-18/2.75125	3,140,900	1,790
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375	4,574,300	1,921
3.066/3 month USD-LIBOR-BBA/May-28	May-18/3.066	2,214,200	3,764
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375	4,574,300	4,437
JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	3,253,500	163
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	7,230,000	1,157
(2.945)/3 month USD-LIBOR-BBA/May-28	May-18/2.945	2,198,600	6,112
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	3,253,500	22,612
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	5,784,000	29,845
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	7,230,000	74,975
Morgan Stanley & Co. International PLC
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375	2,892,000	3
(2.8525)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8525	706,700	3,491
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646	3,049,500	7,319
2.655/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.655	6,281,700	19,913
Wells Fargo Bank, N.A.
2.74/3 month USD-LIBOR-BBA/May-20	May-18/2.74	4,711,300	2,638
Total			$439,805

34 Short Duration Bond Fund

WRITTEN OPTIONS OUTSTANDING at 4/30/18 (premiums $160,313) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/$97.23	$4,000,000	$4,000,000	$10,448
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.38	4,000,000	4,000,000	8,832
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.54	4,000,000	4,000,000	7,420
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.77	4,000,000	4,000,000	5,712
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/97.92	4,000,000	4,000,000	4,736
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Jul-18/98.08	4,000,000	4,000,000	3,904
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/99.11	12,000,000	12,000,000	59,580
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Jul-18/99.54	12,000,000	12,000,000	37,008
Total				$137,640

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	$723,000	$(14,460)	$13,564
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	723,000	(28,269)	2,798
(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	433,800	(15,291)	(421)
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	433,800	(46,547)	(1,887)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	723,000	(28,269)	(9,276)
2.203/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	723,000	(14,460)	(12,710)
2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	433,800	(15,291)	(12,906)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	433,800	(46,547)	(14,433)

Short Duration Bond Fund 35

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A. cont.
(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	$433,800	$39,194	$30,908
(2.413)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	723,000	27,799	22,825
2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	433,800	39,194	6,073
2.413/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	723,000	27,799	(15,364)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	723,000	(14,460)	13,506
(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	433,800	(6,052)	1,275
2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	433,800	(6,052)	(5,440)
2.205/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	723,000	(14,460)	(12,703)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	723,000	(28,269)	2,675
2.9225/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/2.9225	2,980,200	(8,121)	417
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	723,000	(28,269)	(9,189)
(2.42)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	723,000	27,836	22,782
(2.995)/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.995	1,490,100	7,711	(969)
2.42/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	723,000	27,691	(15,111)
Goldman Sachs International
2.902/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/2.902	2,980,200	(8,494)	924
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	86,800	(10,959)	(128)
(3.082)/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.082	2,980,200	(8,643)	(1,967)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	86,800	(10,959)	(2,263)
2.992/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.992	1,490,100	8,531	1,207
(2.992)/3 month USD-LIBOR-BBA/
May-28 (Written)	May-18/2.992	1,490,100	8,531	(1,341)

36 Short Duration Bond Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	$433,800	$(60,569)	$(8,537)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	433,800	(60,569)	(21,490)
(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	433,800	41,189	29,520
2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	433,800	41,189	10,741
Morgan Stanley & Co. International PLC
3.005/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.005	4,470,200	(26,374)	5,632
(3.005)/3 month USD-LIBOR-BBA/
May-28 (Purchased)	May-18/3.005	4,470,200	(26,374)	(7,286)
3.02/3 month USD-LIBOR-BBA/
Jul-28 (Written)	Jul-18/3.02	4,470,200	46,267	7,421
(3.02)/3 month USD-LIBOR-BBA/
Jul-28 (Written)	Jul-18/3.02	4,470,200	46,267	(6,482)
Unrealized appreciation				172,268
Unrealized depreciation				(159,903)
Total				$12,365

TBA SALE COMMITMENTS OUTSTANDING at 4/30/18 (proceeds receivable $9,075,625) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 5/1/48	$2,000,000	5/14/18	$2,083,281
Federal National Mortgage Association, 3.50%, 5/1/48	7,000,000	5/14/18	6,950,782
Total			$9,034,063

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$1,914,900	$10,639	$12,371	4/9/28	2.903% —	3 month USD-	$22,334
				Semiannually	LIBOR-BBA —
					Quarterly
1,056,000	7,082	5,266	4/11/28	2.89% —	3 month USD-	12,023
				Semiannually	LIBOR-BBA —
					Quarterly
536,700	2,803	(8)	4/17/28	2.9075% —	3 month USD-	2,679
				Semiannually	LIBOR-BBA —
					Quarterly
1,225,000	5,392	6,658	4/19/28	2.917% —	3 month USD-	11,821
				Semiannually	LIBOR-BBA —
					Quarterly

Short Duration Bond Fund 37

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$88,600	$344	$(1)	4/19/28	2.923% —	3 month USD-	$325
				Semiannually	LIBOR-BBA —
					Quarterly
4,711,300	50,741	(11,370)	4/10/28	3 month USD-	2.8435% —	(60,720)
				LIBOR-BBA —	Semiannually
				Quarterly
2,355,700	10,134	11,276	4/10/28	2.9175% —	3 month USD-	20,613
				Semiannually	LIBOR-BBA —
					Quarterly
3,785,000	25,821 E	26,161	6/20/28	2.90% —	3 month USD-	51,982
				Semiannually	LIBOR-BBA —
					Quarterly
103,300	934	(1)	4/19/28	3 month USD-	2.864% —	(918)
				LIBOR-BBA —	Semiannually
				Quarterly
1,056,000	15,088	6,797	5/1/28	3 month USD-	2.805% —	(8,291)
				LIBOR-BBA —	Semiannually
				Quarterly
2,112,000	12,547	(6,646)	5/1/28	2.90% —	3 month USD-	5,902
				Semiannually	LIBOR-BBA —
					Quarterly
43,191,100	158,770 E	(19,560)	6/20/20	2.605% —	3 month USD-	139,210
				Semiannually	LIBOR-BBA —
					Quarterly
2,747,500	80,787 E	(4,957)	6/20/48	2.85% —	3 month USD-	75,830
				Semiannually	LIBOR-BBA —
					Quarterly
37,561,100	298,836 E	(28,444)	6/20/23	2.75% —	3 month USD-	270,392
				Semiannually	LIBOR-BBA —
					Quarterly
1,570,500	25,266	4,220	4/9/28	3 month USD-	2.7825% —	(20,613)
				LIBOR-BBA —	Semiannually
				Quarterly
918,700	14,768	(13)	5/2/28	2.785% —	3 month USD-	14,755
				Semiannually	LIBOR-BBA —
					Quarterly
2,355,700	6,549	4,445	5/2/28	3 month USD-	2.935% —	(2,104)
				LIBOR-BBA —	Semiannually
				Quarterly
1,306,000	36,529	(45)	4/4/48	3 month USD-	2.854% —	(36,042)
				LIBOR-BBA —	Semiannually
				Quarterly
1,350,600	4,000 E	(5)	7/6/20	3 month USD-	2.655% —	(4,006)
				LIBOR-BBA —	Semiannually
				Quarterly
441,000	7,006	(6)	4/6/28	3 month USD-	2.7845% —	(6,871)
				LIBOR-BBA —	Semiannually
				Quarterly

38 Short Duration Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$516,000	$4,833	$(7)	4/9/28	3 month USD-	2.85941% —	$(4,673)
				LIBOR-BBA —	Semiannually
				Quarterly
679,000	6,321 E	(10)	5/22/28	2.866% —	3 month USD-	6,312
				Semiannually	LIBOR-BBA —
					Quarterly
826,600	7,595 E	(12)	5/10/28	2.865% —	3 month USD-	7,583
				Semiannually	LIBOR-BBA —
					Quarterly
3,641,400	10,105	(14)	4/10/20	2.59634% —	3 month USD-	9,542
				Semiannually	LIBOR-BBA —
					Quarterly
1,820,700	5,032	(7)	4/10/20	2.59696% —	3 month USD-	4,750
				Semiannually	LIBOR-BBA —
					Quarterly
1,820,700	5,021	(7)	4/10/20	2.59727% —	3 month USD-	4,739
				Semiannually	LIBOR-BBA —
					Quarterly
928,600	7,060	(8)	4/10/23	2.7375% —	3 month USD-	6,836
				Semiannually	LIBOR-BBA —
					Quarterly
928,600	6,950	(8)	4/10/23	2.74007% —	3 month USD-	6,724
				Semiannually	LIBOR-BBA —
					Quarterly
928,600	6,771	(8)	4/10/23	2.74421% —	3 month USD-	6,544
				Semiannually	LIBOR-BBA —
					Quarterly
1,815,400	4,909 E	(7)	5/10/20	2.62% —	3 month USD-	4,902
				Semiannually	LIBOR-BBA —
					Quarterly
747,000	9,692	(10)	4/11/28	3 month USD-	2.8183% —	(9,503)
				LIBOR-BBA —	Semiannually
				Quarterly
504,000	6,707	(7)	4/11/28	3 month USD-	2.8145% —	(6,580)
				LIBOR-BBA —	Semiannually
				Quarterly
756,000	10,367	(10)	4/12/28	3 month USD-	2.81% —	(10,189)
				LIBOR-BBA —	Semiannually
				Quarterly
2,274,000	9,842	(14)	4/12/21	2.6915% —	3 month USD-	9,405
				Semiannually	LIBOR-BBA —
					Quarterly
389,000	5,456	(5)	4/13/28	3 month USD-	2.8065% —	(5,370)
				LIBOR-BBA —	Semiannually
				Quarterly
388,000	5,526	(5)	4/13/28	3 month USD-	2.804% —	(5,442)
				LIBOR-BBA —	Semiannually
				Quarterly

Short Duration Bond Fund 39

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$2,090,000	$29,732	$(28)	4/13/28	3 month USD-	2.8042% —	$(29,277)
				LIBOR-BBA —	Semiannually
				Quarterly
1,036,500	2,642 E	(4)	5/15/20	2.63125% —	3 month USD-	2,638
				Semiannually	LIBOR-BBA —
					Quarterly
562,000	8,500	(7)	4/13/28	3 month USD-	2.79393% —	(8,380)
				LIBOR-BBA —	Semiannually
				Quarterly
2,596,000	9,590	(16)	4/16/21	2.71529% —	3 month USD-	9,176
				Semiannually	LIBOR-BBA —
					Quarterly
276,000	646	(2)	4/17/21	2.764% —	3 month USD-	600
				Semiannually	LIBOR-BBA —
					Quarterly
225,300	1,918	(3)	4/18/28	3 month USD-	2.87% —	(1,879)
				LIBOR-BBA —	Semiannually
				Quarterly
1,056,000	4,641	5,060	4/18/28	2.917% —	3 month USD-	9,487
				Semiannually	LIBOR-BBA —
					Quarterly
66,400	588 E	(1)	5/16/28	2.87% —	3 month USD-	587
				Semiannually	LIBOR-BBA —
					Quarterly
2,397,500	9,616	(19)	4/18/23	2.81623% —	3 month USD-	9,198
				Semiannually	LIBOR-BBA —
					Quarterly
4,498,500	5,128	(17)	4/18/20	3 month USD-	2.6865% —	(4,607)
				LIBOR-BBA —	Semiannually
				Quarterly
291,500	5,248	(10)	4/18/48	3 month USD-	2.902% —	(5,201)
				LIBOR-BBA —	Semiannually
				Quarterly
461,000	4,210	(6)	4/19/28	2.863% —	3 month USD-	4,126
				Semiannually	LIBOR-BBA —
					Quarterly
1,177,800	10,308 E	(17)	7/19/28	2.884% —	3 month USD-	10,291
				Semiannually	LIBOR-BBA —
					Quarterly
219,900	2,013 E	(3)	5/21/28	2.8675% —	3 month USD-	2,010
				Semiannually	LIBOR-BBA —
					Quarterly
496,000	4,434	(7)	4/19/28	3 month USD-	2.8652% —	(4,357)
				LIBOR-BBA —	Semiannually
				Quarterly
922,000	8,368	(12)	4/19/28	3 month USD-	2.86365% —	(8,224)
				LIBOR-BBA —	Semiannually
				Quarterly

40 Short Duration Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$49,000	$454	$(1)	4/20/28	3 month USD-	2.8615% —	$(447)
				LIBOR-BBA —	Semiannually
				Quarterly
505,500	1,923	(7)	4/23/28	2.92406% —	3 month USD-	1,853
				Semiannually	LIBOR-BBA —
					Quarterly
191,900	717 E	(3)	5/29/28	2.93% —	3 month USD-	714
				Semiannually	LIBOR-BBA —
					Quarterly
229,300	515 E	(3)	5/15/28	2.945% —	3 month USD-	512
				Semiannually	LIBOR-BBA —
					Quarterly
726,500	1,776	(10)	4/23/28	3 month USD-	2.93957% —	(1,692)
				LIBOR-BBA —	Semiannually
				Quarterly
726,500	1,837	(10)	4/23/28	3 month USD-	2.9386% —	(1,754)
				LIBOR-BBA —	Semiannually
				Quarterly
731,500	1,485	(10)	4/24/28	2.94422% —	3 month USD-	1,392
				Semiannually	LIBOR-BBA —
					Quarterly
731,500	1,342	(10)	4/24/28	2.94645% —	3 month USD-	1,248
				Semiannually	LIBOR-BBA —
					Quarterly
6,089,000	3,824	(162)	4/24/20	3 month USD-	2.715% —	(3,564)
				LIBOR-BBA —	Semiannually
				Quarterly
1,766,000	3,928	(128)	4/24/28	2.942% —	3 month USD-	3,600
				Semiannually	LIBOR-BBA —
					Quarterly
760,000	3,041	(10)	4/25/28	3.013% —	3 month USD-	(3,134)
				Semiannually	LIBOR-BBA —
					Quarterly
760,000	2,192	(10)	4/25/28	3.00026% —	3 month USD-	(2,283)
				Semiannually	LIBOR-BBA —
					Quarterly
380,000	1,087	(5)	4/25/28	3.00% —	3 month USD-	(1,133)
				Semiannually	LIBOR-BBA —
					Quarterly
1,318,500	1,572	(11)	4/25/23	2.9285% —	3 month USD-	(1,707)
				Semiannually	LIBOR-BBA —
					Quarterly
827,000	4,353	(11)	4/26/28	3.0275% —	3 month USD-	(4,441)
				Semiannually	LIBOR-BBA —
					Quarterly
337,000	669	(3)	4/27/23	2.9459% —	3 month USD-	(693)
				Semiannually	LIBOR-BBA —
					Quarterly

Short Duration Bond Fund 41

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$391,000	$3,051	$(5)	4/27/28	3.0565% —	3 month USD-	$(3,086)
				Semiannually	LIBOR-BBA —
					Quarterly
151,000	184	(1)	4/30/23	3 month USD-	2.9275% —	185
				LIBOR-BBA —	Semiannually
				Quarterly
6,000	29	—	4/30/28	3 month USD-	3.021% —	29
				LIBOR-BBA —	Semiannually
				Quarterly
6,000	30	(3)	4/30/28	3.024% —	3 month USD-	(33)
				Semiannually	LIBOR-BBA —
					Quarterly
163,900	329 E	(2)	5/22/28	2.995% —	3 month USD-	(331)
				Semiannually	LIBOR-BBA —
					Quarterly
3,398,400	605	(28)	5/1/23	3 month USD-	2.907% —	578
				LIBOR-BBA —	Semiannually
				Quarterly
115,000	301	(2)	5/2/28	3 month USD-	2.9965% —	300
				LIBOR-BBA —	Semiannually
				Quarterly
300,500	1,367	(10)	5/2/48	3 month USD-	3.009% —	1,357
				LIBOR-BBA —	Semiannually
				Quarterly
300,500	1,493	(10)	5/2/48	3 month USD-	3.011% —	1,484
				LIBOR-BBA —	Semiannually
				Quarterly
Total		$10,452				$489,023

E Extended effective date.

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$536,000	$10,269	$—	7/3/22	(1.9225%) — At	USA Non Revised	$10,269
				maturity	Consumer Price
Index-Urban
(CPI-U) — At
maturity
536,000	15,099	—	7/3/27	2.085% — At	USA Non Revised	(15,099)
				maturity	Consumer Price
Index-Urban
(CPI-U) — At
maturity

42 Short Duration Bond Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$616,000	$12,839	—	7/5/22	(1.89%) — At	USA Non Revised	$12,839
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
616,000	19,471	—	7/5/27	2.05% — At	USA Non Revised	(19,471)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$—				$(11,462)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$2,939	$43,000	$5,371	5/11/63	300 bp —	$(2,410)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,604	93,000	11,616	5/11/63	300 bp —	(5,965)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,483	186,000	23,231	5/11/63	300 bp —	(11,656)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,944	192,000	23,981	5/11/63	300 bp —	(12,941)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA BB.6	BB/P	28,797	117,000	24,991	5/11/63	500 bp —	3,904
Index						Monthly
Credit Suisse International
CMBX NA A.6	A/P	82,621	1,628,000	42,979	5/11/63	200 bp —	40,185
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,258	81,000	10,117	5/11/63	300 bp —	181
Index						Monthly
CMBX NA BBB–.7	BBB–/P	43,610	590,000	54,457	1/17/47	300 bp —	(10,552)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	1,889	62,000	1,637	5/11/63	200 bp —	273
Index						Monthly
CMBX NA A.6	A/P	5,714	87,000	2,297	5/11/63	200 bp —	3,446
Index						Monthly
CMBX NA A.6	A/P	6,818	138,000	3,643	5/11/63	200 bp —	3,220
Index						Monthly
CMBX NA A.6	A/P	4,549	145,000	3,828	5/11/63	200 bp —	769
Index						Monthly
CMBX NA A.6	A/P	6,712	217,000	5,729	5/11/63	200 bp —	1,055
Index						Monthly

Short Duration Bond Fund 43

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6	A/P	$35,368	$695,000	$18,348	5/11/63	200 bp —	$17,252
Index						Monthly
CMBX NA A.6	A/P	54,456	849,000	22,414	5/11/63	200 bp —	32,325
Index						Monthly
CMBX NA A.7	A-/P	$22,839	$453,000	$5,391	1/17/47	200 bp —	$17,599
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,003	37,000	4,621	5/11/63	300 bp —	(599)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,019	37,000	4,621	5/11/63	300 bp —	(584)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,133	43,000	5,371	5/11/63	300 bp —	(3,216)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,096	43,000	5,371	5/11/63	300 bp —	(3,253)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	11,385	82,000	10,242	5/11/63	300 bp —	1,184
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	3,940	140,000	3,696	5/11/63	200 bp —	291
Index						Monthly
CMBX NA A.6	A/P	4,749	145,000	3,828	5/11/63	200 bp —	969
Index						Monthly
CMBX NA A.6	A/P	9,469	153,000	4,039	5/11/63	200 bp —	5,481
Index						Monthly
CMBX NA A.6	A/P	10,705	209,000	5,518	5/11/63	200 bp —	5,257
Index						Monthly
CMBX NA A.6	A/P	11,255	342,000	9,029	5/11/63	200 bp —	2,340
Index						Monthly
CMBX NA A.6	A/P	11,614	384,000	10,138	5/11/63	200 bp —	1,604
Index						Monthly
CMBX NA A.6	A/P	25,971	537,000	14,177	5/11/63	200 bp —	11,973
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,875	39,000	4,871	5/11/63	300 bp —	23
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,615	44,000	5,496	5/11/63	300 bp —	(695)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,135	55,000	6,870	5/11/63	300 bp —	(707)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,113	109,000	13,614	5/11/63	300 bp —	(1,446)
Index						Monthly

44 Short Duration Bond Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA A.6	A/P	$13,588	$263,000	$6,943	5/11/63	200 bp —	$6,732
Index						Monthly
CMBX NA BB.6	BB/P	$9,332	$38,000	$8,117	5/11/63	500 bp —	$1,247
Index						Monthly
CMBX NA BB.6	BB/P	18,477	75,000	16,020	5/11/63	500 bp —	2,608
Index						Monthly
Upfront premium received		505,075			Unrealized appreciation		159,918
Upfront premium (paid)		—			Unrealized depreciation		(54,024)
Total		$505,075			Total		$105,894

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2018. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(23,613)	$117,000	$18,814	1/17/47	(500 bp) —	$(4,897)
					Monthly
CMBX NA BB.7 Index	(7,838)	48,000	7,718	1/17/47	(500 bp) —	(159)
					Monthly
CMBX NA BB.7 Index	(7,539)	48,000	7,718	1/17/47	(500 bp) —	140
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(10,361)	587,000	125,383	5/11/63	(500 bp) —	114,533
					Monthly
CMBX NA BB.7 Index	(52,019)	282,000	45,346	1/17/47	(500 bp) —	(6,909)
					Monthly
CMBX NA BB.7 Index	(42,767)	260,000	41,808	1/17/47	(500 bp) —	(1,175)
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(32,736)	320,000	68,352	5/11/63	(500 bp) —	35,350
					Monthly
CMBX NA BB.7 Index	(4,086)	27,000	4,342	1/17/47	(500 bp) —	233
					Monthly
CMBX NA BB.7 Index	(15,401)	94,000	15,115	1/17/47	(500 bp) —	(364)
					Monthly
CMBX NA BB.7 Index	(5,685)	28,000	4,502	1/17/47	(500 bp) —	(1,206)
					Monthly
CMBX NA BBB–.7 Index	(8,458)	104,000	9,599	1/17/47	(300 bp) —	1,089
					Monthly

Short Duration Bond Fund 45

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.7 Index	$(135)	$2,000	$185	1/17/47	(300 bp) —	$49
					Monthly
CMBX NA BBB–.7 Index	(69)	1,000	92	1/17/47	(300 bp) —	23
					Monthly
CMBX NA BBB–.7 Index	(68)	1,000	92	1/17/47	(300 bp) —	24
					Monthly
JPMorgan Securities LLC
CMBX NA BB.7 Index	(12,989)	67,000	10,774	1/17/47	(500 bp) —	(2,271)
					Monthly
CMBX NA BB.6 Index	(1,265)	9,000	1,922	5/11/63	(500 bp) —	649
					Monthly
CMBX NA BB.7 Index	(14,714)	94,000	15,115	1/17/47	(500 bp) —	323
					Monthly
CMBX NA BB.7 Index	(16,086)	81,000	13,025	1/17/47	(500 bp) —	(3,129)
					Monthly
CMBX NA BB.7 Index	(12,193)	62,000	9,970	1/17/47	(500 bp) —	(2,275)
					Monthly
CMBX NA BB.7 Index	(9,179)	51,000	8,201	1/17/47	(500 bp) —	(1,021)
					Monthly
CMBX NA BB.7 Index	(7,539)	48,000	7,718	1/17/47	(500 bp) —	140
					Monthly
CMBX NA BB.7 Index	(7,977)	41,000	6,593	1/17/47	(500 bp) —	(1,419)
					Monthly
CMBX NA BB.7 Index	(6,676)	39,000	6,271	1/17/47	(500 bp) —	(438)
					Monthly
CMBX NA BB.7 Index	(2,923)	18,000	2,894	1/17/47	(500 bp) —	(44)
					Monthly
CMBX NA BBB–.7 Index	(24,407)	265,000	24,460	1/17/47	(300 bp) —	(80)
					Monthly
CMBX NA BBB–.7 Index	(9,318)	112,000	10,338	1/17/47	(300 bp) —	964
					Monthly
CMBX NA BBB–.7 Index	(6,803)	86,000	7,938	1/17/47	(300 bp) —	1,092
					Monthly
Merrill Lynch International
CMBX NA BB.7 Index	(58,463)	337,000	54,190	1/17/47	(500 bp) —	(4,554)
					Monthly

46 Short Duration Bond Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	$(24,622)	$122,000	$19,618	1/17/47	(500 bp) —	$(5,106)
					Monthly
CMBX NA BB.7 Index	(15,619)	81,000	13,025	1/17/47	(500 bp) —	(2,662)
					Monthly
CMBX NA BB.7 Index	(15,083)	75,000	12,060	1/17/47	(500 bp) —	(3,085)
					Monthly
Upfront premium received	—			Unrealized appreciation		154,609
Upfront premium (paid)	(456,631)			Unrealized depreciation		(40,794)
Total	$(456,631)			Total		$113,815

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Short Duration Bond Fund 47

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,760,000	$—
Corporate bonds and notes	—	75,851,589	—
Foreign government and agency bonds and notes	—	4,408,110	—
Mortgage-backed securities	—	40,996,829	—
Purchased options outstanding	—	135,492	—
Purchased swap options outstanding	—	362,057	—
U.S. government and agency mortgage obligations	—	12,796,584	—
Short-term investments	—	12,094,369	—
Totals by level	$—	$150,405,030	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$6,386	$—	$—
Written options outstanding	—	(137,640)	—
Written swap options outstanding	—	(439,805)	—
Forward premium swap option contracts	—	12,365	—
TBA sale commitments	—	(9,034,063)	—
Interest rate swap contracts	—	478,571	—
Total return swap contracts	—	(11,462)	—
Credit default contracts	—	171,265	—
Totals by level	$6,386	$(8,960,769)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

48 Short Duration Bond Fund

Statement of assets and liabilities 4/30/18 (Unaudited)

ASSETS
Investment in securities, at value, (Note 1):
Unaffiliated issuers (identified cost $152,397,527)	$150,405,030
Cash	175,165
Interest and other receivables	3,411,173
Receivable for shares of the fund sold	191,107
Receivable for investments sold	3,626,053
Receivable for sales of delayed delivery securities (Note 1)	9,087,722
Receivable for variation margin on futures contracts (Note 1)	156
Receivable for variation margin on centrally cleared swap contracts (Note 1)	115,191
Unrealized appreciation on forward premium swap option contracts (Note 1)	172,268
Unrealized appreciation on OTC swap contracts (Note 1)	314,527
Premium paid on OTC swap contracts (Note 1)	456,631
Total assets	167,955,023

LIABILITIES
Payable for investments purchased	1,093,469
Payable for purchases of delayed delivery securities (Note 1)	11,999,688
Payable for shares of the fund repurchased	397,454
Payable for compensation of Manager (Note 2)	102,251
Payable for investor servicing fees (Note 2)	13,823
Payable for Trustee compensation and expenses (Note 2)	42,122
Payable for distribution fees (Note 2)	25,105
Payable for variation margin on centrally cleared swap contracts (Note 1)	150,006
Unrealized depreciation on OTC swap contracts (Note 1)	94,818
Premium received on OTC swap contracts (Note 1)	505,075
Unrealized depreciation on forward premium swap option contracts (Note 1)	159,903
Written options outstanding, at value (premiums $475,657) (Note 1)	577,445
TBA sale commitments, at value (proceeds receivable $9,075,625) (Note 1)	9,034,063
Other accrued expenses	423
Total liabilities	24,195,645

Net assets	$143,759,378

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$155,320,572
Distributions in excess of net investment income (Note 1)	(951,001)
Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(9,273,491)
Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(1,336,702)
Total — Representing net assets applicable to capital shares outstanding	$143,759,378

(Continued on next page)

Short Duration Bond Fund 49

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($66,008,882 divided by 6,575,438 shares)	$10.04
Offering price per class A share (100/99.00 of $10.04)* **	$10.14
Net asset value and offering price per class B share ($905,067 divided by 90,393 shares)†	$10.01
Net asset value and offering price per class C share ($12,685,025 divided by 1,267,571 shares)†	$10.01
Net asset value and redemption price per class M share ($1,508,979 divided by 150,700 shares)	$10.01
Offering price per class M share (100/99.25 of $10.01)*	$10.09
Net asset value, offering price and redemption price per class R share
($311,221 divided by 30,884 shares)	$10.08
Net asset value, offering price and redemption price per class R6 share
($443,986 divided by 44,019 shares)	$10.09
Net asset value, offering price and redemption price per class Y share
($61,896,218 divided by 6,150,733 shares)	$10.06

* On single retail sales of less than $500,000.

** Effective June 1, 2018, maximum front-end sales charge of 2.25% will apply on single retail sales of less than $100,000.

† Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

50 Short Duration Bond Fund

Statement of operations Six months ended 4/30/18 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $183,973 from investments in affiliated issuers) (Note 5)	$3,057,450
Total investment income	3,057,450

EXPENSES
Compensation of Manager (Note 2)	398,875
Distribution fees (Note 2)	160,705
Other	697
Total expenses	560,277
Expense reduction (Note 2)	(437)
Net expenses	559,840

Net investment income	2,497,610

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	606,294
Foreign currency transactions (Note 1)	16,552
Forward currency contracts (Note (1)	(846,124)
Futures contracts (Note 1)	16,726
Swap contracts (Note 1)	2,343,437
Written options (Note 1)	3,079,605
Total net realized gain	5,216,490
Change in net unrealized appreciation (depreciation) on:
Securities in unaffiliated issuers and TBA sale commitments	(2,877,780)
Forward currency contracts	(7,009)
Futures contracts	6,386
Swap contracts	429,395
Written options	(2,848,609)
Total change in net unrealized depreciation	(5,297,617)

Net loss on investments	(81,127)

Net increase in net assets resulting from operations	2,416,483

The accompanying notes are an integral part of these financial statements.

Short Duration Bond Fund 51

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/18*	Year ended 10/31/17
Operations
Net investment income	$2,497,610	$5,041,606
Net realized gain on investments
and foreign currency transactions	5,216,490	128,145
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(5,297,617)	2,095,932
Net increase in net assets resulting from operations	2,416,483	7,265,683
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,605,475)	(2,130,656)
Class B	(22,469)	(37,062)
Class C	(198,978)	(293,613)
Class M	(32,942)	(43,595)
Class P	(1,158,490)	(898,010)
Class R	(10,424)	(6,391)
Class R6	(16,762)	(12,941)
Class Y	(1,606,811)	(1,718,985)
Decrease from capital share transactions (Note 4)	(64,049,352)	(5,022,569)
Total decrease in net assets	(66,285,220)	(2,898,139)

NET ASSETS
Beginning of period	210,044,598	212,942,737
End of period (including distributions in excess of net
investment income of $951,001 and undistributed net
investment income of $1,203,740, respectively)	$143,759,378	$210,044,598

* Unaudited.

The accompanying notes are an integral part of these financial statements.

52 Short Duration Bond Fund

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Short Duration Bond Fund 53

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)
Class A
April 30, 2018**	$10.15	.12	—[e]	.12	(.23)	(.23)	$10.04	1.16*	$66,009	.33*	1.23*	152*d
October 31, 2017	10.04	.24	.11	.35	(.24)	(.24)	10.15	3.60	74,649.65		2.40	256[d]
October 31, 2016	10.07	.21	(.08)	.13	(.16)	(.16)	10.04	1.29	90,313.62		2.11	129[d]
October 31, 2015	10.25	.13	(.18)	(.05)	(.13)	(.13)	10.07	(.49)	113,553.66		1.28	105[d]
October 31, 2014	10.26	.13	.01	.14	(.15)	(.15)	10.25	1.37	136,276.64		1.32	98[d]
October 31, 2013	10.16	.15	.03	.18	(.08)	(.08)	10.26	1.73	160,057	.64[f]	1.49[f]	81[g]
Class B
April 30, 2018**	$10.10	.11	—[e]	.11	(.20)	(.20)	$10.01	1.10*	$905	.43*	1.12*	152*d
October 31, 2017	10.00	.22	.11	.33	(.23)	(.23)	10.10	3.34	1,212.85		2.19	256[d]
October 31, 2016	10.03	.19	(.09)	.10	(.13)	(.13)	10.00	1.01	1,633.82		1.92	129[d]
October 31, 2015	10.20	.11	(.17)	(.06)	(.11)	(.11)	10.03	(.64)	1,617.86		1.09	105[d]
October 31, 2014	10.21	.11	.01	.12	(.13)	(.13)	10.20	1.19	2,467.84		1.12	98[d]
October 31, 2013	10.12	.13	.02	.15	(.06)	(.06)	10.21	1.45	3,080	.84[f]	1.27[f]	81[g]
Class C
April 30, 2018**	$10.06	.09	—[e]	.09	(.14)	(.14)	$10.01	.88*	$12,685	.70*	.85*	152*d
October 31, 2017	9.95	.16	.11	.27	(.16)	(.16)	10.06	2.71	15,086	1.40	1.64	256[d]
October 31, 2016	9.98	.13	(.08)	.05	(.08)	(.08)	9.95	.53	19,601	1.37	1.37	129[d]
October 31, 2015	10.15	.05	(.17)	(.12)	(.05)	(.05)	9.98	(1.20)	23,503	1.41	.53	105[d]
October 31, 2014	10.15	.06	—[e]	.06	(.06)	(.06)	10.15	.58	26,468	1.39	.56	98[d]
October 31, 2013	10.05	.08	.02	.10	—	—	10.15	1.00	30,621	1.39[f]	.75[f]	81[g]
Class M
April 30, 2018**	$10.12	.12	(.01)	.11	(.22)	(.22)	$10.01	1.12*	$1,509	.35*	1.21*	152*d
October 31, 2017	10.02	.24	.10	.34	(.24)	(.24)	10.12	3.48	1,520.70		2.35	256[d]
October 31, 2016	10.05	.21	(.09)	.12	(.15)	(.15)	10.02	1.24	1,803.67		2.08	129[d]
October 31, 2015	10.23	.12	(.17)	(.05)	(.13)	(.13)	10.05	(.53)	1,942.71		1.24	105[d]
October 31, 2014	10.24	.13	—[e]	.13	(.14)	(.14)	10.23	1.31	2,059.69		1.27	98[d]
October 31, 2013	10.14	.15	.02	.17	(.07)	(.07)	10.24	1.70	2,609	.69[f]	1.45[f]	81[g]
Class P
April 30, 2018**#	$10.21	.14	(.01)	.13	(.25)	(.25)	$10.09	1.33*	$—	.20*	1.36*	152*d
October 31, 2017	10.08	.27	.11	.38	(.25)	(.25)	10.21	3.87	46,078.40		2.69	256[d]
October 31, 2016†	10.07	.04	(.03)	.01	—	—	10.08	.10*	34,724	.06*	.40*	129[d]
Class R
April 30, 2018**	$10.19	.11	—[e]	.11	(.22)	(.22)	$10.08	1.08*	$311	.45*	1.09*	152*d
October 31, 2017	10.09	.24	.09	.33	(.23)	(.23)	10.19	3.36	482.90		2.33	256[d]
October 31, 2016	10.00	.19	(.10)	.09	—	—	10.09	.90	286.87		1.98	129[d]
October 31, 2015	10.18	.11	(.18)	(.07)	(.11)	(.11)	10.00	(.67)	37.91		1.06	105[d]
October 31, 2014	10.19	.11	—[e]	.11	(.12)	(.12)	10.18	1.12	214.89		1.06	98[d]
October 31, 2013	10.10	.13	.02	.15	(.06)	(.06)	10.19	1.50	311	.89[f]	1.26[f]	81[g]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

54 Short Duration Bond Fund	Short Duration Bond Fund 55

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)
Class R6
April 30, 2018**	$10.21	.14	(.01)	.13	(.25)	(.25)	$10.09	1.33*	$444	.20*	1.36*	152*d
October 31, 2017	10.10	.27	.11	.38	(.27)	(.27)	10.21	3.87	452.40		2.68	256[d]
October 31, 2016	10.13	.24	(.09)	.15	(.18)	(.18)	10.10	1.55	530.37		2.38	129[d]
October 31, 2015	10.31	.16	(.18)	(.02)	(.16)	(.16)	10.13	(.22)	525.41		1.54	105[d]
October 31, 2014	10.32	.16	.01	.17	(.18)	(.18)	10.31	1.63	583.39		1.56	98[d]
October 31, 2013	10.21	.16[h]	.04	.20	(.09)	(.09)	10.32	1.97	509	.39[f]	1.57[f,h]	81[g]
Class Y
April 30, 2018**	$10.19	.14	(.02)	.12	(.25)	(.25)	$10.06	1.23*	$61,896	.20*	1.36*	152*d
October 31, 2017	10.08	.27	.11	.38	(.27)	(.27)	10.19	3.88	70,567.40		2.71	256[d]
October 31, 2016	10.11	.24	(.09)	.15	(.18)	(.18)	10.08	1.55	64,053.37		2.39	129[d]
October 31, 2015	10.29	.16	(.18)	(.02)	(.16)	(.16)	10.11	(.22)	100,119.41		1.54	105[d]
October 31, 2014	10.30	.16	—[e]	.16	(.17)	(.17)	10.29	1.61	107,117.39		1.54	98[d]
October 31, 2013	10.21	.18	.02	.20	(.11)	(.11)	10.30	1.94	78,562	.39[f]	1.74[f]	81[g]

* Not annualized.

** Unaudited.

† For the period August 31, 2016 (commencement of operations) to October 31, 2016.

# On April 27, 2018, all shares of the class were redeemed.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Amount represents less than $0.01 per share.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

10/31/13
Class A	0.10%
Class B	0.10
Class C	0.10
Class M	0.10
Class R	0.10
Class R6	0.07
Class Y	0.10

g Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been following:

Portfolio turnover %
October 31, 2013	126%

h The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

56 Short Duration Bond Fund	Short Duration Bond Fund 57

Notes to financial statements 4/30/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2017 through April 30, 2018.

Putnam Short Duration Bond Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Prior to June 1, 2018, the fund was known as Putnam Absolute Return 100 Fund. Effective June 1, 2018, the goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital. The fund invests in a diversified portfolio of fixed income securities. The fund’s investments may include corporate credit, including investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans and structured credit; sovereign debt, including obligations of governments in developed and emerging markets; and securitized assets, including asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. Under normal circumstances, the fund will invest at least 80% of its net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. The fund normally maintains an effective duration of three years or less. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes. The fund may invest in securities that are purchased in private placements, which are illiquid because they are subject to restrictions on resale.

The fund offers class A, class B, class C, class M, class P, class R, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Effective April 27, 2018, the fund’s class P shares were fully redeemed. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% (effective June 1, 2018, 2.25%) and 0.75%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class P, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class P and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

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Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

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Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk

60 Short Duration Bond Fund

to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market

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daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until

62 Short Duration Bond Fund

settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $117,706 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $539,310 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street.

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Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2017, the fund had a capital loss carryover of $12,716,815 available to the extent allowed by the Code to offset future net capital gain, if any. For any carryover, the amount of the carryover and that carryover’s expiration date is:

	Loss carryover
Short-term	Long-term	Total	Expiration
$10,897,305	$326,439	$11,223,744	*
1,493,071	N/A	1,493,071	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $147,277,064, resulting in gross unrealized appreciation and depreciation of $2,821,358 and $8,647,775, respectively, or net unrealized depreciation of $5,826,417.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

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Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.40% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the ICE BofAML U.S. Treasury Bill Index plus 1.00% over the thirty-six month period then ended (the performance period). The maximum annualized performance adjustment rate is +/- 0.04%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

For periods beginning on June 1, 2018 through November 30, 2019, the base fee will only be adjusted downward by the amount computed by applying the performance adjustment rate to the average net assets of the fund. If the result of the computation is positive, the fund will only pay the base fee. The performance fee will be terminated effective November 30, 2019, and the fund’s management fee will be equal to 0.40% of the monthly average of the fund’s net asset value.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.198% of the fund’s average net assets before an increase of $10,113 (0.005% of the fund’s average net assets) based on performance.

Putnam Management has contractually agreed, through February 28, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Short Duration Bond Fund 65

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $437 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $145, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$84,928
Class B	1.00%	0.45%	2,400
Class C	1.00%	1.00%	70,167
Class M	1.00%	0.30%	2,208
Class R	1.00%	0.50%	1,002
Total			$160,705

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of no monies and $55 from the sale of class A and class M shares, respectively, and received $6 and $39 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

66 Short Duration Bond Fund

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $24 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$207,241,374	$215,911,164
U.S. government securities (Long-term)	—	57,687
Total	$207,241,374	$215,968,851

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	1,105,516	$10,973,563	2,721,334	$27,321,036
Shares issued in connection with
reinvestment of distributions	139,342	1,386,452	184,366	1,817,847
	1,244,858	12,360,015	2,905,700	29,138,883
Shares repurchased	(2,026,531)	(20,318,750)	(4,545,229)	(45,482,934)
Net decrease	(781,673)	$(7,958,735)	(1,639,529)	$(16,344,051)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	4,382	$43,952	32,842	$327,479
Shares issued in connection with
reinvestment of distributions	1,532	15,210	2,607	25,623
	5,914	59,162	35,449	353,102
Shares repurchased	(35,478)	(355,209)	(78,762)	(786,767)
Net decrease	(29,564)	$(296,047)	(43,313)	$(433,665)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	30,163	$300,836	129,855	$1,293,728
Shares issued in connection with
reinvestment of distributions	18,371	182,606	25,780	253,673
	48,534	483,442	155,635	1,547,401
Shares repurchased	(279,803)	(2,799,136)	(627,569)	(6,258,963)
Net decrease	(231,269)	$(2,315,694)	(471,934)	$(4,711,562)

Short Duration Bond Fund 67

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	11,179	$111,248	20,741	$207,672
Shares issued in connection with
reinvestment of distributions	3,315	32,883	4,411	43,360
	14,494	144,131	25,152	251,032
Shares repurchased	(13,982)	(139,153)	(54,952)	(547,724)
Net increase (decrease)	512	$4,978	(29,800)	$(296,692)

	SIX MONTHS ENDED 4/30/18*		YEAR ENDED 10/31/17
Class P	Shares	Amount	Shares	Amount
Shares sold	838,043	$8,562,815	2,137,662	$21,556,853
Shares issued in connection with
reinvestment of distributions	116,121	1,158,490	90,800	898,010
	954,164	9,721,305	2,228,462	22,454,863
Shares repurchased	(5,469,135)	(55,171,590)	(1,158,568)	(11,670,406)
Net increase (decrease)	(4,514,971)	$(45,450,285)	1,069,894	$10,784,457

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	4,486	$45,162	30,137	$305,219
Shares issued in connection with
reinvestment of distributions	799	7,988	521	5,170
	5,285	53,150	30,658	310,389
Shares repurchased	(21,667)	(217,334)	(11,767)	(118,882)
Net increase (decrease)	(16,382)	$(164,184)	18,891	$191,507

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	22,625	$231,128	5,890	$59,443
Shares issued in connection with
reinvestment of distributions	1,678	16,762	1,309	12,941
	24,303	247,890	7,199	72,384
Shares repurchased	(24,517)	(245,647)	(15,418)	(155,979)
Net increase (decrease)	(214)	$2,243	(8,219)	$(83,595)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,701,728	$17,170,863	3,993,124	$40,231,847
Shares issued in connection with
reinvestment of distributions	149,051	1,484,547	164,222	1,620,871
	1,850,779	18,655,410	4,157,346	41,852,718
Shares repurchased	(2,628,490)	(26,527,038)	(3,583,702)	(35,981,686)
Net increase (decrease)	(777,711)	$(7,871,628)	573,644	$5,871,032

* Effective April 27, 2018, the fund has liquidated its class P shares.

68 Short Duration Bond Fund

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class R6	1,105	2.5%	$11,149

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/17	cost	proceeds	income	of 4/30/18
Short-term investments
Putnam Short Term
Investment Fund*	$37,177,199	$128,276,555	$165,453,754	$183,973	$—
Total Short-term
investments	$37,177,199	$128,276,555	$165,453,754	$183,973	$—

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$29,100,000
Purchased swap option contracts (contract amount)	$151,600,000
Written TBA commitment option contracts (contract amount)	$58,300,000
Written swap option contracts (contract amount)	$148,600,000
Futures contracts (number of contracts)	4
Forward currency contracts (contract amount)	$22,400,000
Centrally cleared interest rate swap contracts (notional)	$162,200,000
Centrally cleared total return swap contracts (notional)	$2,300,000
OTC credit default contracts (notional)	$13,300,000

Short Duration Bond Fund 69

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$570,446	Payables	$399,181
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	1,449,091*	Unrealized depreciation	1,043,127*
Total		$2,019,537		$1,442,308

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$150,438	$150,438
Foreign exchange contracts	—	—	(846,124)	—	$(846,124)
Interest rate contracts	2,362,596	16,726	—	2,192,999	$4,572,321
Total	$2,362,596	$16,726	$(846,124)	$2,343,437	$3,876,635

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$217,214	$217,214
Foreign exchange contracts	—	—	(7,009)	—	$(7,009)
Interest rate contracts	(2,632,102)	6,386	—	212,181	$(2,413,535)
Total	$(2,632,102)	$6,386	$(7,009)	$429,395	$(2,203,330)

70 Short Duration Bond Fund

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Short Duration Bond Fund 71

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$115,009	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$115,009
Centrally cleared total return
swap contracts§	—	—	182	—	—	—	—	—	—	—	—	—	—	182
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	34,074	211,596	101,836	—	124,560	53,909	—	44,471	—	570,446
Futures contracts§	—	—	—	—	—	—	—	—	—	—	156	—	—	156
Forward premium swap
option contracts#	76,168	14,781	—	25,874	—	—	2,131	40,261	—	—	—	13,053	—	172,268
Purchased swap options**#	108,974	—	—	57,636	—	34,370	9,574	123,352	—	—	—	28,146	5	362,057
Purchased options**#	—	—	—	—	—	—	—	135,492	—	—	—	—	—	135,492
Total Assets	$185,142	$14,781	$115,191	$83,510	$34,074	$245,966	$113,541	$299,105	$124,560	$53,909	$156	$85,670	$5	$1,355,610
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	149,289	—	—	—	—	—	—	—	—	—	—	149,289
Centrally cleared total return
swap contracts§	—	—	717	—	—	—	—	—	—	—	—	—	—	717
OTC Credit default contracts —
protection sold*#	63,942	—	—	—	24,893	106,675	92,510	—	80,351	—	—	30,810	—	399,181
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts#	66,997	18,143	—	25,269	—	—	5,699	30,027	—	—	—	13,768	—	159,903
Written swap options#	97,826	12,944	—	109,959	—	37,837	13,011	134,864	—	—	—	30,726	2,638	439,805
Written options#	—	—	—	—	—	—	—	137,640	—	—	—	—	—	137,640
Total Liabilities	$228,765	$31,087	$150,006	$135,228	$24,893	$144,512	$111,220	$302,531	$80,351	$—	$—	$75,304	$2,638	$1,286,535
Total Financial and
Derivative Net Assets	$(43,623)	$(16,306)	$(34,815)	$(51,718)	$9,181	$101,454	$2,321	$(3,426)	$44,209	$53,909	$156	$10,366	$(2,633)	$69,075
Total collateral received
(pledged)†##	$(43,623)	$(16,306)	$—	$(9,983)	$—	$(110,956)	$—	$—	$(247,727)	$—	$—	$—	$—
Net amount	$—	$—	$(34,815)	$(41,735)	$9,181	$212,410	$2,321	$(3,426)	$291,936	$53,909	$156	$10,366	$(2,633)
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

72 Short Duration Bond Fund	Short Duration Bond Fund 73

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(59,766)	$(110,878)	$—	$(9,983)	$—	$(110,956)	$—	$—	$(247,727)	$—	$(113,510)	$—	$—	$(652,820)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $15,982 and $1,890,198, respectively.

Note 9: New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

74 Short Duration Bond Fund	Short Duration Bond Fund 75

Shareholder meeting results (Unaudited)

May 23, 2018 meeting

A proposal to approve a new management contract that will eliminate the performance adjustment component of your fund’s management fee was approved as follows:

Votes for	Votes against	Abstentions
8,760,524	607,245	200,239

All tabulations are rounded to the nearest whole number.

76 Short Duration Bond Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisors	Katinka Domotorffy	Principal Financial Officer,
Putnam Investments Limited	Catharine Bond Hill	Principal Accounting Officer,
16 St James’s Street	Paul L. Joskow	and Assistant Treasurer
London, England SW1A 1ER	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
The Putnam Advisory Company, LLC	Robert L. Reynolds	Vice President and
One Post Office Square	Manoj P. Singh	Assistant Treasurer
Boston, MA 02109
	Officers	Mark C. Trenchard
Marketing Services	Robert L. Reynolds	Vice President and
Putnam Retail Management	President	BSA Compliance Officer
One Post Office Square
Boston, MA 02109	Jonathan S. Horwitz	Nancy E. Florek
	Executive Vice President,	Vice President, Director of
Custodian	Principal Executive Officer,	Proxy Voting and Corporate
State Street Bank	and Compliance Liaison	Governance, Assistant Clerk,
and Trust Company		and Assistant Treasurer
Robert T. Burns
Legal Counsel	Vice President and	Denere P. Poulack
Ropes & Gray LLP	Chief Legal Officer	Assistant Vice President, Assistant
Clerk, and Assistant Treasurer
James F. Clark
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam Short Duration Bond Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

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SA104 311195 6/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 29, 2018